GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE - Narrative (Details) $ in Thousands	12 Months Ended
Sep. 30, 2024 CAD ($)
Selling, general and administrative expense | Less: expected credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Impairment loss recognised in profit or loss	$ 4,222